Provisions for other liabilities and charges - Discount Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Percentage of Increase (Decrease) In discount rate	1.00%	1.00%
Percentage of increase in discount rate	1.00%
Percentage of decrease in discount rate	1.00%
Effect of 1% increase in discount rate	$ (2,066)	$ (1,571)
Effect of 1% decrease in discount rate	$ 1,606	$ 1,093
Nigerian entities
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	11.10%	11.20%
IHS Cameroon S.A.
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	5.50%	5.50%
IHS Cote d Ivoire S.A.
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	8.00%	8.00%
IHS Zambia Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	9.10%	5.10%
IHS South Africa Proprietary Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	11.10%
IHS Rwanda Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	16.00%	16.00%
Brazilian entities
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	16.40%	6.80%
IHS Kuwait Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	3.40%	3.40%